Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss from continuing operations	$ (731,205)	$ (599,444)	$ (404,635)	$ (1,157,238)
Net income from discontinued operations, net of tax benefit				45,288
Adjustments to reconcile net income (loss) to net cash from operating activities:
Executive salaries and consulting fees paid in stock	127,435	305,584	197,052	196,250
Depreciation of tangible asset	39,325		13,079
Amortization of intangible asset	88,731	89,904	126,791	106,000
Impairment of intangible asset	111,115
Loss/(gain) on sales of intangible assets		120,000	120,000	(7,280)
Gain /Loss from change in fair value of derivatives	54,316
Interest expense	193,591
Impairment of investment in iCrowdU				280,000
Changes in operating assets and liabilities:
Accounts receivable	(76,800)	(25,700)	(25,700)	(59,520)
Receivable on asset disposal	1,280,000		(1,280,000)
Interest receivable	(26,240)		(8,725)
Related party receivable	(52,588)	(44,834)	(34,994)
Prepaid expenses	231	(455,362)	301,897	(288,032)
Rent security & electricity deposit		(14,541)	(15,027)
Long-term prepayment	(1,011,200)
Accounts payable and accrued liabilities	(49,945)	95,080	140,223	(80,087)
Accrued payroll		(86,536)	(112,136)	(2,500)
Tax payable	(7,814)		9,217
Due to shareholder	826
Other payable	(157,824)		161,856
Change in assets (liabilities) from discontinued operations				100,232
Net cash used in operating activities	(218,045)	(615,849)	(811,101)	(866,887)
CASH FLOWS FROM INVESTING ACTIVITIES
Sales of intangible asset		80,000	80,000	253,000
Note receivable			(1,047,040)
Investment in iCrowdU				(280,000)
Renovation of an office and an offline display store		58,688	(167,726)
Development of intangible asset		99,584	99,584	200,000
Net cash used in / (provided by) investing activities		(78,272)	(1,234,350)	(227,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shareholder				424
Proceeds from issuance of convertible notes and warrants	344,352
Proceeds from common stock issuances		900,000	3,400,000	1,156,500
Net cash provided by financing activities	344,352	900,000	3,400,000	1,156,924
Net increase (decrease) in cash and cash equivalents	126,307	205,879	1,354,549	63,037
Cash and cash equivalents - beginning of the year	1,564,750	210,202	210,202	147,164
Cash and cash equivalents - end of the year	1,691,057	416,081	1,564,750	210,202
Supplemental Cash Flow Disclosures
Cash paid for interest
Cash paid for income taxes
Common shares returned for cancelled acquisition of iCrowdU		(10,000)	(10,000)
Prepaid expense reversed for cancelled acquisition of iCrowdU		$ 10,000	$ 10,000
Issuance of warrants in conjunction with convertible notes	$ 156,985
Common shares issued for acquisition of investment				10,000
Issuance of common stock for services		305,584
Issuance of common stock for acquisition of intangible asset				72,000
Stock reverse split (50:1)